INCOME TAXES (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%	25.00%	25.00%
Interest and penalties | ¥		¥ 0	¥ 0
Accrual of uncertain tax benefits | ¥		¥ 0	¥ 0
Preferential tax rate		(42.00%)	7.00%	(53.00%)
Valuation allowance on deferred tax assets					$ 11,006,328	$ 11,516,732
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Preferential tax rate		15.00%
Connecticut
INCOME TAXES
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		7.50%	7.50%
California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		8.84%	8.84%
Minimum
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period		¥ 100,000			14,483
PRC [Member]
INCOME TAXES
Net operating loss carryforwards					8,337,247
Income Tax Holiday, Description		Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax ("CIT") from first operation year and a 50% CIT reduction for the succeeding three years thereafter.
PRC [Member] | 2021
INCOME TAXES
Net operating loss carryforwards					605
PRC [Member] | 2022
INCOME TAXES
Net operating loss carryforwards					16,381
PRC [Member] | 2023
INCOME TAXES
Net operating loss carryforwards					1,948
PRC [Member] | 2024
INCOME TAXES
Net operating loss carryforwards					6,483,968
PRC [Member] | 2025
INCOME TAXES
Net operating loss carryforwards					$ 1,834,345